Document and Entity Information	Jun. 12, 2026
Details
Registrant CIK	0001755101
Fiscal Year End	--06-30
Document Type	8-K
Document Period End Date	Jun. 12, 2026
Entity Registrant Name	APPLIFE DIGITAL SOLUTIONS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-564144
Entity Tax Identification Number	82-4868628
Entity Address, Address Line One	701 Anacapa Street
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	805
Local Phone Number	500-3205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false